PGIM Jennison Global Opportunities Fund
Schedule of Investments (unaudited) as of January 31, 2026
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Belgium 2.1%
UCB SA	360,885	$109,970,940
Brazil 3.5%
MercadoLibre, Inc.*	21,485	46,145,268
NU Holdings Ltd. (Class A Stock)*	7,766,276	137,851,399
		183,996,667
Canada 4.0%
Shopify, Inc. (Class A Stock)*	1,567,164	205,658,932
France 4.7%
Hermes International SCA	54,675	131,548,031
L’Oreal SA	239,118	109,860,257
		241,408,288
Germany 1.0%
Siemens Energy AG*	295,639	50,371,003
Italy 2.0%
Ferrari NV	84,338	28,130,596
Moncler SpA	1,302,442	75,885,123
		104,015,719
Japan 1.4%
Nintendo Co. Ltd.	1,156,400	71,610,716
Netherlands 2.8%
ASML Holding NV	101,765	145,921,448
Singapore 0.8%
Sea Ltd., ADR*	349,168	40,674,580
Spain 2.7%
Industria de Diseno Textil SA	2,142,158	139,390,507
Switzerland 6.2%
Cie Financiere Richemont SA (Class A Stock)	544,808	105,752,523
Galderma Group AG	1,153,103	214,937,225
		320,689,748
Taiwan 6.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	937,159	309,787,279
United States 62.7%
Advanced Micro Devices, Inc.*	679,979	160,971,428
Alphabet, Inc. (Class A Stock)	1,547,475	523,046,550
Amazon.com, Inc.*	1,112,266	266,165,254
Apple, Inc.	615,149	159,618,863
AppLovin Corp. (Class A Stock)*	118,071	55,860,571
Bloom Energy Corp. (Class A Stock)*	675,555	102,258,760
Cadence Design Systems, Inc.*	141,918	42,058,818
Carvana Co.*(a)	232,195	93,135,736
Cloudflare, Inc. (Class A Stock)*	507,911	90,078,016
Costco Wholesale Corp.	98,201	92,333,490

PGIM Jennison Global Opportunities Fund

PGIM Jennison Global Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*(a)			288,086	$127,162,601
GE Vernova, Inc.			232,827	169,118,548
Intuitive Surgical, Inc.*			140,254	70,718,872
Lam Research Corp.			652,590	152,353,661
Meta Platforms, Inc. (Class A Stock)			215,299	154,261,734
Microsoft Corp.			274,242	118,003,590
NVIDIA Corp.			2,431,786	464,787,258
Oracle Corp.			532,810	87,689,870
Palantir Technologies, Inc. (Class A Stock)*			471,733	69,151,340
Robinhood Markets, Inc. (Class A Stock)*			1,139,576	113,365,021
Snowflake, Inc.*			604,423	116,472,312
Toast, Inc. (Class A Stock)*(a)			597,345	18,583,403
				3,247,195,696

Total Long-Term Investments (cost $3,910,037,876)				5,170,691,523
Short-Term Investments 1.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	37,211,321	37,211,321
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $51,617,327; includes $51,517,230 of cash collateral for securities on loan)(b)(wb)	51,648,316	51,617,327

Total Short-Term Investments (cost $88,828,648)				88,828,648

TOTAL INVESTMENTS 101.6% (cost $3,998,866,524)				5,259,520,171
Liabilities in excess of other assets (1.6)%				(83,456,833)

Net Assets 100.0%				$5,176,063,338

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,674,983; cash collateral of $51,517,230 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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